SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - BALANCE SHEETS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Nov. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 7,026	$ 1,077	¥ 3,234
Other current assets, net	914	140	699
Total current assets	12,882	1,975	18,256
Other assets, net	743	114	707
Total assets	65,155	9,985	52,983
Current liabilities:
Short-term debt	1,142	175	8,499
Dividends payable			678	$ 100	¥ 658
Amount due to related parties	132	20	95
Accrued expenses and other current liabilities	2,440	374	1,856
Total current liabilities	10,529	1,614	17,287
Long-term debt	10,856	1,664	8,084
Total liabilities	53,723	8,233	45,483
Equity:
Ordinary shares (US$0.0001 par value per share; 8,023,485,450 shares authorized; 299,424,485 and 324,364,444 shares issued as of December 31, 2019 and 2020, and 285,902,609 and 310,842,568 shares outstanding as of December 31, 2019 and 2020, respectively)	0	0	0
Treasury shares (3,096,764 and 3,096,764 shares as of December 31, 2018 and 2019, respectively)	(107)	(16)	(107)
Additional paid-in capital	9,808	1,503	3,834
Retained earnings	1,502	230	3,701
Accumulated other comprehensive (loss) income	127	19	(49)
Total equity	11,330	1,736	7,379
Total liabilities and equity	65,155	9,985	52,983
Parent Company
Current assets:
Cash and cash equivalents	1,892	290	361
Short-term investments	51	8	64
Other current assets, net	16	2	24
Total current assets	1,959	300	449
Other assets, net			155
Investment in subsidiaries	16,103	2,467	16,472
Total assets	18,062	2,767	17,076
Current liabilities:
Short-term debt			8,312
Dividends payable			678
Amount due to related parties	273	42	594
Accrued expenses and other current liabilities	141	21	113
Total current liabilities	414	63	9,697
Long-term debt	6,318	968
Total liabilities	6,732	1,031	9,697
Equity:
Ordinary shares (US$0.0001 par value per share; 8,023,485,450 shares authorized; 299,424,485 and 324,364,444 shares issued as of December 31, 2019 and 2020, and 285,902,609 and 310,842,568 shares outstanding as of December 31, 2019 and 2020, respectively)	0	0	0
Treasury shares (3,096,764 and 3,096,764 shares as of December 31, 2018 and 2019, respectively)	(107)	(16)	(107)
Additional paid-in capital	9,808	1,503	3,834
Retained earnings	1,502	230	3,701
Accumulated other comprehensive (loss) income	127	19	(49)
Total equity	11,330	1,736	7,379
Total liabilities and equity	¥ 18,062	$ 2,767	¥ 17,076